Taxes - Schedule of Effective Income Tax Rate (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Income Tax Rate [Abstract]
Net income (loss) before income tax, amount		$ (484,744)	$ 1,168,639	$ 937,956
Net income (loss) before income tax, percentage
Tax at Hong Kong statutory tax rate of 16.5%, amount		$ (79,983)	$ 192,825	$ 154,763
Tax at Hong Kong statutory tax rate of 16.5%, percentage		(16.50%)	16.50%	16.50%
Reconciling items:
Tax effect of temporary difference, amount				$ 4,786
Tax effect of temporary difference, percentage				0.50%
Tax effect of non-taxable income, amount		$ (3,121)	$ (1,254)	$ (2,333)
Tax effect of non-taxable income, percentage		(0.60%)	(0.10%)	(0.20%)
Tax effect of non-deductible expenses,amount		$ 29,904	$ 490	$ 92
Tax effect of non-deductible expenses, percentage		6.20%	0.00%	0.00%
Tax concession, amount	[1]		$ (21,842)
Tax concession, percentage	[1]		(1.80%)
Tax holiday, amount	[2]		$ 60,811
Tax holiday, percentage	[2]		5.20%
Income tax expense (credit), amount		$ (53,200)	$ 231,030	$ 157,308
Income tax expense (credit), percentage		(10.90%)	19.80%	16.80%

[1]	Tax concession represented election by the Company for profits tax rate at 8.25% on the first HK$2,000,000 under the two-tiered profits tax regime as above mentioned.
[2]	Tax holiday represented the audit fee expenses in relation to IPO incurred by the Company which is incorporated in Cayman Islands which is not subject to profits tax.